ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2022
ACCUMULATED OTHER COMPREHENSIVE LOSS
Schedule of changes in accumulated other comprehensive income by component, net of tax of nil

Foreign currency
translation
RMB
Balance as of January 1, 2020	77,904
Current year other comprehensive loss	(133,439)
Balance as of December 31, 2020	(55,535)
Current year other comprehensive loss	(34,908)
Balance as of December 31, 2021	(90,443)
Current year other comprehensive income	101,465
Balance as of December 31, 2022	11,022
Balance as of December 31, 2022, in US$	1,598